UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21466
HYPERION COLLATERALIZED SECURITIES FUND, INC.
(Exact name of registrant as specified in charter)
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION COLLATERALIZED SECURITIES FUND, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: July 31, 2005

Item 1. Reports to Shareholders.

HYPERION
COLLATERALIZED
SECURITIES FUND,
INC.

Annual Report

July 31, 2005

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by assets category as of July 31, 2005.

HYPERION COLLATERALIZED SECURITIES FUND, INC.

Portfolio Of Investments As Of July 31, 2005*

* As a percentage of total investments.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments			Principal
July 31, 2005	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES – 130.2%
Ace Securities Corp.

Series 2005-WF1, Class M7(a)	4.62%†	05/25/35	$4,550	$4,550,000
Aegis Asset Backed Securities Trust

Series 2004-3N, Class N*	5.25	09/25/34	1,552	1,544,445
Aerco Ltd.

Series 1X, Class A2	3.71†	07/15/23	6,465	6,383,980

Series 2A, Class A3*	3.85†	07/15/25	33,009 @	24,756,788

				31,140,768

Aircraft Finance Trust

Series 1999-1A, Class A1(a)	3.87†	05/15/24	16,250	10,237,500

Series 1999-1A, Class A2	3.89†	05/15/24	14,110	13,474,847

				23,712,347

Airplanes Pass Through Trust

Series 1R, Class AB	3.76†	03/15/19	24,704 @	23,221,469
Ameriquest Finance NIM Trust

Series 2004-RN5, Class A*	5.19	06/25/34	2,142	2,131,924
Ameriquest Mortgage Securities Trust

Series 2005-X1, Class M7*(a)	5.76†	03/25/35	5,130	4,773,998
Amortizing Residential Collateral Trust

Series 2002-BC8, Class M3(a)	5.46†	11/25/32	11,000	11,008,481

Series 2002-BC5, Class B(a)	5.71†	07/25/32	7,704	7,691,327

Series 2002-BC9, Class B(a)	5.96†	12/25/32	2,238	2,227,707

Series 2002-BC10, Class M3(a)	6.71†	01/25/33	1,507	1,516,669

				22,444,184

AQ Finance NIM Trust

Series 2002-N4A, Class Note*	10.33	09/25/32	290	290,281
Argent NIM Trust

Series 2004-WN3, Class A*	5.93	03/25/34	1,500	1,501,935

Series 2004-WN2, Class B*	6.75	04/25/34	1,350	1,342,406

Series 2004-WN10, Class B*	7.39	11/25/34	2,000	2,000,000

				4,844,341

Asset Backed Funding Certificates

Series 2004-OPT4, Class M2(a)	4.64†	12/25/33	5,000	5,097,250

Series 2004-FF1, Class M4(a)	5.96†	07/25/33	3,000	3,044,778

Series 2005-WF1, Class M10(a)	6.71†	01/25/35	2,934	2,706,321

Series 2004-OPT2, Class B(a)	6.96†	10/25/31	2,404	2,325,334

Series 2004-FF1, Class M6(a)	6.96†	12/25/32	2,200	2,042,467

Series 2004-FF1, Class M7(a)	6.96†	07/25/32	3,000	2,779,962

				17,996,112

Aviation Capital Group Trust

Series 2000-1A, Class A1*	3.87†	11/15/25	8,500	6,502,500
Bayview Commercial Asset Trust

Series 2004-3, Class B2*(a)	6.81†	01/25/35	3,339	3,528,156

Series 2005-1A, Class B3*(a)	7.96†	04/25/35	6,289	6,374,407

				9,902,563

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments				Principal
July 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Bella Vista Mortgage Trust

Series 2005-1, Class B1(a)	3.94	%†	01/22/45	$9,144	@	$9,134,409
Centex Home Equity

Series 2005-B, Class M1(a)	3.86	†	03/25/35	6,000		5,992,086
Conseco Financial Securitizations Co.

Series 2002-1, Class M1A	5.39	†	12/01/33	16,500		12,705,000
Countrywide Home Loans

Series 2004-29, Class 1A2(a)	3.91	†	02/25/35	5,049	@	5,054,122

Series 2004-29, Class 1B1(a)	4.31	†	02/25/35	5,090	@	5,119,325

Series 2005-7, Class IB2(a)	4.96	†	03/25/35	1,239		1,242,257

Series 2005-9, Class B1(a)	5.41	†	05/25/35	2,994		2,954,525

						14,370,229

Equifirst Mortgage Loan Trust

Series 2005-1, Class B1*(a)	6.71	†	04/25/35	1,500		1,382,904
Fieldstone Mortgage Investment Corp.

Series 2005-1, Class M1(a)	3.92	†	03/25/35	5,000	@	4,994,730

Series 2004-2, Class M2(a)	4.61	†	07/25/34	10,000		9,999,570

Series 2004-1, Class M4(a)	5.11	†	01/25/35	2,615		2,635,868

						17,630,168

First Franklin Mortgage Loan Trust

Series 2005-FF3, Class M1(a)	3.86	†	04/25/35	15,000	@	14,974,500

Series 2005-FF1, Class M1(a)	3.95	†	12/25/34	6,000	@	5,994,456

Series 2004-FF1, Class B1(a)	5.06	†	11/25/34	5,000		5,020,950

Series 2004-FFH3, Class M7(a)	5.26	†	10/25/34	6,000		6,128,982

Series 2003-FFH2, Class M4(a)	5.46	†	02/25/34	2,000		2,019,340

Series 2003-FFH1, Class M3(a)	5.61	†	09/25/33	4,840	@	4,898,767

Series 2005-FF3, Class B1(a)	5.86	†	04/25/35	2,622		2,319,463

Series 2004-FF5, Class M7(a)	5.96	†	08/25/34	5,000		5,096,970

Series 2004-FF11, Class M8(a)	5.96	†	01/25/35	7,805		7,897,232

Series 2004-FF5, Class M9(a)	6.46	†	08/25/34	2,750		2,560,525

Series 2005-FF4, Class M9(a)	6.46	†	05/25/35	4,000		3,642,188

Series 2004-FF11, Class M9(a)	6.56	†	01/25/35	8,555		8,167,869

Series 2003-FF5, Class M6(a)	6.96	†	03/25/34	5,500		5,583,215

Series 2004-FFH1, Class B*(a)	6.96	†	03/25/34	4,529		4,307,777

Series 2004-FF2, Class B*(a)	6.96	†	03/25/34	3,749		3,592,820

Series 2004-FFH2, Class M9(a)	6.96	†	06/25/34	3,300		3,383,688

Series 2004-FF6, Class B3(a)	6.96	†	07/25/34	2,500		2,555,183

Series 2004-FFH3, Class B1*(a)	6.96	†	10/25/34	7,000		6,524,875

Series 2004-FF8, Class B4*(a)	6.96	†	10/25/34	2,300		2,072,247

Series 2005-FF1, Class B4*(a)	6.96	†	12/25/34	2,549		2,284,964

Series 2004-FF3, Class B2(a)	6.96	†	05/25/34	5,000		5,093,150

						104,119,161

Fremont Home Loan Trust

Series 2005-A, Class M1(a)	3.89	†	01/25/35	10,000	@	9,980,370

Series 2005-1, Class B1(a)	6.71	†	06/25/35	2,000		1,846,064

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments				Principal
July 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)

Series 2005-1, Class B2(a)	6.71	%†	06/25/35	$3,000		$2,642,952

Series 2005-1, Class B3(a)	6.71	†	06/25/35	2,000		1,697,546

						16,166,932

Green Tree Financial Corp.

Series 1998-8, Class M2	7.08		09/01/30	9,000		1,935,000
GSAMP Trust

Series 2003-AHL, Class B1(a)	7.46	†	10/25/33	3,454		3,519,805
Harborview Mortgage Loan Trust

Series 2005-2, Class B1(a)	3.89	†	05/19/35	9,972	@	9,928,837

Series 2005-1, Class B1(a)	3.92	†	03/19/35	9,886	@	9,863,123

Series 2004-11, Class B2(a)	4.57	†	01/19/35	14,981	@	14,981,238

Series 2004-8, Class B4(a)	4.67	†	11/19/34	2,917		2,359,585

Series 2004-10, Class B4(a)	4.92	†	01/19/35	1,998		1,682,376

Series 2005-1, Class B4* (a)	5.17	†	03/19/35	7,487		6,368,778

						45,183,937

Lehman ABS Manufactured Housing Contract

Series 2002-A, Class A(a)	3.84	†	06/15/33	17,209	@	17,183,325

Series 2002-A, Class M1	4.64	†	06/15/33	3,995	@	4,019,289

						21,202,614

Lehman Brothers Small Balance Commercial

Series 2005-1A, Class M1*	3.81	†	02/25/30	2,343		2,341,910

Series 2005-1A, Class B*	4.41	†	02/25/30	1,443		1,442,996

						3,784,906

Long Beach Mortgage Loan Trust

Series 2002-5, Class M3(a)	6.71	†	11/25/32	2,500		2,522,295

Series 2005-1, Class B1*(a)	6.71	†	02/25/35	5,000		4,549,665

						7,071,960

Master Asset Backed Securities Trust

Series 2002-OPT1, Class M5(a)	7.46	†	11/25/32	4,520		4,554,149
Meritage Mortgage Loan Trust

Series 2003-1, Class M7(a)	6.46	†	11/25/33	2,980		2,835,783
Morgan Stanley ABS Capital

Series 2005-1, Class M2(a)	3.93	†	12/25/34	5,000	@	4,991,905

Series 2003-NC10, Class M2(a)	5.26	†	10/25/33	10,000	@	10,185,890

						15,177,795

Option One Mortgage Loan Trust

Series 2005-1, Class M9(a)	6.46	†	02/25/35	3,000		2,556,423

Series 2005-1, Class M8(a)	6.71	†	02/25/35	2,000		1,871,406

Series 2005-2, Class M8(a)	6.71	†	05/25/35	6,000		5,878,782

Series 2004-1, Class M7*(a)	6.96	†	01/25/34	4,800		4,404,461

						14,711,072

Park Place Securities NIM Trust

Series 2004-WHQ2, Class B*	5.00		02/25/35	3,000		2,932,500

Series 2004-WCW1, Class N*	5.65		09/25/34	1,948		1,950,014

Series 2005-WHQ2, Class M10(a)	5.96	†	05/25/35	4,750		4,125,209

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments				Principal
July 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)

Series 2004-WWF1, Class B*	6.29%		01/25/35	$7,000		$6,999,769

Series 2005-WCH1, Class C*	9.00		02/25/35	1,125		1,113,750

						17,121,242

Popular ABS Mortgage Pass-Through Trust

Series 2005-1, Class B4*	6.96	†	05/25/35	1,250		1,245,476
Porter Square CDO

Series 1A, Class C*	6.71	†	08/15/38	2,000		2,005,000
Renaissance NIM Trust

Series 2004-C, Class N*	4.46		12/25/34	1,558		1,558,143

Series 2004-B, Class N*	5.19		08/26/34	3,505		3,504,746

						5,062,889

Sail Net Interest Margin Notes

Series 2004-BNCA, Class A*	5.00		09/27/34	1,324		1,324,029

Series 2004-BNCA, Class B*	6.75		09/27/34	3,328		3,286,145

Series 2004-BN2A, Class B*	7.00		12/27/34	859		831,316

Series 2005-1A, Class B*	7.50		02/27/35	4,383		4,276,056

Series 2004-2A, Class B*	8.00		03/27/34	2,000		1,760,000

						11,477,546

Sasco Mortgage Loan Trust

Series 2004-GEL3, Class M1(a)	4.51	†	08/25/34	8,534	@	8,559,875
Securitized Asset Backed Receivables Trust

Series 2005-OP1, Class M1(a)	3.87	†	01/25/35	10,214		10,204,899

Series 2005-FR1, Class M1(a)	3.91	†	12/25/34	7,500		7,476,188

Series 2005-OP1, Class B4* (a)	6.96	†	01/25/35	5,500		4,948,592

						22,629,679

Sequoia Mortgage Trust

Series 2005-3, Class B1(a)	3.80	†	05/20/35	6,208		6,196,509

Series 2004-10, Class B1(a)	3.93	†	11/20/34	4,000		4,005,752

Series 2004-3, Class M2(a)	4.33	†	05/20/34	2,000		2,007,410

						12,209,671

Sharps SP I LLC NIM Trust

Series 2004-FM1N, Class N*	6.16		09/25/33	289		288,169
Soundview Home Loan Trust

Series 2005-A, Class A(a)	3.63	†	04/25/35	15,803	@	15,803,906

Series 2005-DO1, Class M1(a)	3.88	†	05/25/35	3,500		3,494,372

Series 2005-OPT1, Class M8(a)	5.21	†	06/25/35	7,500		7,489,147

Series 2005-A, Class M11* (a)	6.46	†	04/25/35	3,725		3,285,156

Series 2005-OPT1, Class M9(a)	6.71	†	06/25/35	2,500		2,477,115

Series 2005-DO1, Class M10(a)	6.71	†	05/25/35	1,100		1,021,738

Series 2005-DO1, Class M11(a)	6.71	†	05/25/35	3,078		2,736,733

						36,308,167

Structured Asset Investment Loan Trust

Series 2003-BC7, Class M1(a)	4.21	†	07/25/33	15,000	@	15,088,740

Series 2004-5, Class B(a)	5.96	†	05/25/34	7,514		7,562,390

Series 2004-7, Class B(a)	5.96	†	08/25/34	12,811		11,444,976

Series 2004-8, Class B1(a)	5.96	†	09/25/34	4,803		4,611,706

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments				Principal
July 31, 2005	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)

Series 2004-BNC2, Class M7(a)	5.96	%†	12/25/34	$3,150		$2,831,938

Series 2004-10, Class M7(a)	5.96	†	11/25/34	2,301		2,317,639

Series 2005-1, Class B*(a)	5.96	†	02/25/35	11,000		9,904,246

Series 2005-HE2, Class M10(a)	5.96	†	07/25/35	3,842		3,426,584

Series 2003-BC7, Class B(a)	6.46	†	07/25/33	7,563		7,542,882

Series 2003-BC11, Class B(a)	6.46	†	10/25/33	7,700		7,608,732

Series 2004-1, Class M5(a)	6.46	†	02/25/34	17,886	@	18,160,389

Series 2004-2, Class B*(a)	6.46	†	03/25/34	3,306		2,985,404

Series 2004-3, Class M5(a)	6.46	†	04/25/34	7,903		8,038,916

Series 2004-3, Class M6(a)	6.46	†	04/25/34	11,268		10,758,686

						112,283,228

Structured Asset Securities Corp.

Series 2005-WF1, Class M2(a)	3.93	†	02/25/35	6,100	@	6,079,272

Series 2005-S4, Class A(b)	4.50/5.00		08/25/35	8,250		8,144,301

Series 2004-HF1, Class B*(a)	7.61	†	01/25/33	4,217		4,159,248

						18,382,821

UCFC Home Equity Loan

Series 1998-D, Class BF1	8.97		04/15/30	37		38,065
Vanderbilt Mortgage Finance

Series 1998-D, Class 2B2(a)	6.09	†	07/07/15	3,760		3,761,730
Washington Mutual

Series 2005-AR1, Class B2(a)	4.26	†	01/25/45	5,000	@	5,035,741

Series 2005-AR2, Class B10*(a)	4.51	†	01/25/45	8,858		7,130,127

						12,165,868

Wells Fargo Home Equity

Series 2004-2N, Class N2*	8.00		10/26/34	8,125		7,900,709

Total Asset-Backed Securities (Cost — $725,025,219)						725,972,977

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 6.9%

Subordinated Collateralized Mortgage Obligations — 6.9%
G3 Mortgage Reinsurance Ltd.

Series 1, Class E*	23.5	†	05/25/08	2,163		2,378,050
Resix Financial Ltd.

Series 2004-B, Class B3*	4.25	†	02/10/36	6,166	@	6,243,138

Series 2005-B, Class B7*	6.45	†	06/10/37	5,889		5,888,835

Series 2004-C, Class B7*	6.85	†	09/10/36	3,857		3,938,553

Series 2005-B, Class B8*	7.25	†	06/10/37	1,759		1,758,666

Series 2004-B, Class B7*	7.35	†	02/10/36	1,753		1,800,801

Series 2004-A, Class B7*	7.60	†	02/10/36	1,691		1,728,951

Series 2003-D, Class B7*	9.0	†	12/10/35	4,672		4,823,558

Series 2003-CB1, Class B7*	9.35	†	06/10/35	2,921		3,034,493

Series 2003-C, Class B7*	9.35	†	09/10/35	4,856		5,043,385

						34,260,380

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments				Principal
July 31, 2005	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust

Series 2005-7, Class B42	4.76	%†	03/25/35	$1,050	$1,028,063

Series 2005-7, Class B52	4.76	†	03/25/35	750	691,699

					1,719,762

Total Subordinated Collateralized Mortgage Obligations (Cost — $38,082,675)					38,358,192

Total Non-Agency Residential Mortgage Backed Securities (Cost — $38,082,675)					38,358,192

Total Investments — 137.1% (Cost — $763,107,894)					764,331,169

Liabilities in Excess of Other Assets — (37.1)%					(206,762,874)

NET ASSETS — 100.0%					$557,568,295

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	—	Variable Rate Security — Interest Rate is in effect as of July 31, 2005.
(a)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities
July 31, 2005

Assets:

Investments in securities, at market (cost $763,107,894) (Note 2)	$764,331,169

Cash	685,197

Interest receivable	1,312,806

Principal paydowns receivable	326

Prepaid expenses	8,630

Total assets	766,338,128

Liabilities:

Reverse repurchase agreements (Note 5)	208,201,000

Interest payable for reverse repurchase agreements (Note 5)	404,095

Investment advisory fee payable (Note 3)	151,525

Directors’ fees payable	1,182

Accrued expenses	12,031

Total liabilities	208,769,833

Net Assets (equivalent to $10.13 per share based on 55,058,302 shares issued and outstanding)	$557,568,295

Composition of Net Assets:

Capital stock, at par value ($.001) (Note 6)	$55,058

Additional paid-in capital	556,289,962

Net unrealized appreciation	1,223,275

Net assets applicable to capital stock outstanding	$557,568,295

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations
For the Year Ended July 31, 2005

Investment Income (Note 2):

Interest	$39,972,580

Expenses:

Investment advisory fee (Note 3)	1,940,445

Insurance	123,450

Custodian	109,324

Accounting and tax services	32,499

Reports to shareholders	22,631

Transfer agency	18,964

Directors’ fees	16,625

Legal	14,001

Miscellaneous	5,354

Total operating expenses	2,283,293
Interest expense on reverse repurchase agreements (Note 5)	4,260,596

Total expenses	6,543,889
Less expenses waived by the investment advisor (Note 3)	(342,850)

Net expenses	6,201,039

Net investment income	33,771,541

Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain on:

Investment transactions	4,271,056

Net realized gain on investments	4,271,056

Net change in unrealized appreciation on investments	4,216,233

Net realized and unrealized gain on investments and swap contracts	8,487,289

Net increase in net assets resulting from operations	$42,258,830

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Changes in Net Assets
	For the Year Ended	For the Period Ended
	July 31, 2005	July 31, 2004*

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$33,771,541	$7,987,874

Net realized gain on investments	4,271,056	214,550

Net change in unrealized appreciation (depreciation) on investments	4,216,233	(2,992,959)

Net increase in net assets resulting from operations	42,258,830	5,209,465

Dividends to Shareholders (Note 2):

Net investment income	(34,159,779)	(9,230,521)

Net realized gains	(4,874,683)	(81,326)

Total Dividends	(39,034,462)	(9,311,847)

Capital Stock Transactions (Note 6):

Net proceeds from sale of shares (8,607,797 and 42,595,726 shares, respectively)	90,000,000	429,230,521

Issued to shareholders in reinvestment of distributions (3,846,897 and 8,182 shares, respectively)	39,034,462	81,326

Net increase from capital stock transactions	129,034,462	429,311,847

Total increase in net assets	132,258,830	425,209,465

Net Assets:

Beginning of year	425,309,465	100,000

End of year	$557,568,295	$425,309,465

*	Commenced operations on December 17, 2003.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Cash Flows
For the Year Ended July 31, 2005

Increase (Decrease) in Cash:

Cash flows used in operating activities:

Net increase in net assets resulting from operations	$42,258,830

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of long-term portfolio investments	(632,588,754)

Proceeds from disposition of long-term portfolio investments and principal paydowns	300,041,972

Sales of short-term portfolio investments, net	7,911,174

Increase in interest receivable	(716,341)

Decrease in receivable for investments sold	5,004,021

Decrease in prepaid expenses and other assets	40,544

Increase in interest payable for reverse repurchase agreements	361,241

Decrease in payable for investments purchased	(11,029,690)

Increase in investment advisory fee payable	109,400

Decrease in accrued expenses and other liabilities	(44,764)

Net accretion on investments	66,738,540

Unrealized appreciation on investments	(4,216,233)

Net realized gain on investment transactions	(4,271,056)

Net cash used in operating activities	(230,401,116)

Cash flows provided by financing activities:

Proceeds from shares sold	90,000,000

Net cash used for repayment of cash overdraft	(642,687)

Net cash provided by reverse repurchase agreements	141,729,000

Net cash provided by financing activities	231,086,313

Net increase in cash	685,197

Cash at beginning of year	—

Cash at end of year	$685,197

Supplemental Disclosure of Cash Flow:

Noncash financing activities not included herein consist of reinvestment of dividends of $39,034,462.

Interest payments for the year ended July 31, 2005, totaled $3,899,355.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights
	For the Year	For the Period
	Ended	Ended
	July 31, 2005	July 31, 2004*

Per Share Operating Performance:

Net asset value, beginning of year	$9.98	$10.00

Net investment income	0.70	0.33	**

Net realized and unrealized gain (loss) on investments	0.24	(0.12)

Net increase in net asset value resulting from operations	0.94	0.21

Dividends from net investment income	(0.70)	(0.23)

Dividends from net realized gains	(0.09)	0.00	+

Total Dividends	(0.79)	(0.23)

Net asset value, end of year	$10.13	$9.98

Total Investment Return	9.63%	2.10%	(1)

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of year (000’s)	$557,568	$425,309

Operating expenses	0.49%	0.56%	(2)

Interest expense	0.91%	0.20%	(2)

Total expenses	1.40%	0.76%	(2)

Total expenses including fee waiver and excluding interest expense	0.41%	0.41%	(2)

Net investment income	7.23%	5.65%	(2)

Portfolio turnover rate	59%	14%	(1)

+	Rounds to less than $0.01.

(1)	Not Annualized

(2)	Annualized

*	Commenced operations on December 17, 2003

**	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2005

1.     The Fund
Hyperion Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Capital Management, Inc. (the “Adviser”).
The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.
2.     Significant Accounting Policies
Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.
Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.
Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as an adjustment to interest income.
Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.
Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2005

times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
3.     Management Agreement and Affiliated Transactions
Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Statements to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into a Management Agreement (the “New Management Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The New Management Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the New Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The New Management Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.
The Adviser has agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Adviser will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the year ended July 31, 2005, the Adviser earned $1,940,445 in investment advisory fees, of which the Adviser has waived $342,850 of its fee.
Under the New Management Agreement, the Adviser will also serve as the administrator of the Fund. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee which is included as part of the monthly fee discussed above. The Adviser is responsible for any fees due the Sub-Administrator.
Certain officers and/or directors of the Fund are officers and/or directors of the Adviser. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of the Adviser or its affiliates. Each other director receives a meeting attendance fee of $1,750 for each meeting of the Board of Directors attended. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
4.     Purchases and Sales of Investments
Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended July 31, 2005, were $632,588,754 and $375,598,038, respectively.
5.     Borrowings
Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2005

At July 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$5,094,000	Bank of America., 3.54%, dated 07/11/05, maturity date 09/12/05	$5,125,557

4,607,000	Bank of America., 3.69%, dated 07/11/05, maturity date 09/12/05	4,636,750

9,077,000	CS First Boston., 3.58%, dated 07/22/05, maturity date 08/26/05	9,108,626

5,700,000	Greenwich Capital, 3.52%, dated 06/21/05, maturity date 08/22/05	5,734,555

8,211,000	Greenwich Capital, 3.55%, dated 06/21/05, maturity date 08/22/05	8,261,201

4,500,000	Greenwich Capital, 3.66%, dated 06/24/05, maturity date 08/22/05	4,526,993

8,855,000	Greenwich Capital, 3.62%, dated 06/30/05, maturity date 08/22/05	8,902,192

8,968,000	Greenwich Capital, 3.79%, dated 07/11/05, maturity date 09/12/05	9,027,480

4,439,000	Greenwich Capital, 3.74%, dated 07/12/05, maturity date 09/15/05	4,468,976

9,392,000	Greenwich Capital, 3.68%, dated 07/13/05, maturity date 09/15/05	9,453,445

9,408,000	Greenwich Capital, 3.74%, dated 07/22/05, maturity date 09/26/05	9,472,508

10,597,000	Greenwich Capital, 3.50%, dated 07/28/05, maturity date 08/12/05	10,612,454

13,715,000	Lehman Brothers, Inc., 3.45%, dated 06/22/05, maturity date 08/24/05	13,796,490

15,405,000	Lehman Brothers, Inc., 3.75%, dated 06/30/05, maturity date 08/24/05	15,493,258

13,602,000	Lehman Brothers, Inc., 3.47%, dated 07/14/05, maturity date 08/24/05	13,655,754

5,362,000	Lehman Brothers, Inc., 3.56%, dated 07/14/05, maturity date 08/24/05	5,383,740

3,642,000	Lehman Brothers, Inc., 3.71%, dated 07/21/05, maturity date 09/21/05	3,665,270

7,934,000	Lehman Brothers, Inc., 3.64%, dated 07/21/05, maturity date 09/21/05	7,983,737

15,795,000	Lehman Brothers, Inc., 3.64%, dated 07/21/05, maturity date 09/21/05	15,894,017

5,563,000	Lehman Brothers, Inc., 3.64%, dated 07/21/05, maturity date 09/21/05	5,597,874

4,559,000	Lehman Brothers, Inc., 3.64%, dated 07/21/05, maturity date 09/24/05	4,587,580

4,620,000	Morgan Stanley, Inc., 3.67%, dated 07/26/05, maturity date 09/27/05	4,649,672

18,528,000	Wachovia Capital, 3.81%, dated 07/22/05, maturity 09/26/05	18,657,418

10,628,000	Wachovia Capital, 3.91%, dated 07/22/05, maturity 09/26/05	10,704,185

$208,201,000

	Maturity Amount, Including Interest Payable	$209,399,732

	Market Value of Assets Sold Under Agreements	$232,980,875

	Weighted Average Interest Rate	3.65%

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2005, was approximately $153,805,889 at a weighted average interest rate of 2.77%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $208,541,767 as of July 28, 2005 which was 27.87% of total assets.
6.     Capital Stock
There are 50 million shares of $0.001 par value common stock authorized. Of the 55,058,302 shares outstanding at July 31, 2005, the Adviser owned 9,309 shares.
7.     Federal Income Tax Information
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.
During the year ended July 31, 2005, the tax character of distributions paid was from:

Net investment income	$34,159,779

Net realized gain	4,874,683

Total dividends	$39,034,462

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2005

At July 31, 2005, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed Tax Ordinary Income	$0

Accumulated capital loss	$0

Unrealized appreciation	$1,223,275
Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at July 31, 2005 was $763,107,894. Net unrealized appreciation was $1,223,275 (gross unrealized appreciation — $7,722,187; gross unrealized depreciation — $6,498,912).
Capital Account Reclassification: For the year ended July 31, 2005, the Fund’s undistributed net investment income was increased by $388,238 and accumulated net realized gain increased by $603,627, with a net offsetting decrease to paid-in capital of $991,865. These adjustments were primarily the result of reclassification of income distributions to paid-in capital.
8. Contractual Obligations
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Report of Independent Registered Public Accounting Firm
July 31, 2005

To the Shareholders and Board of Directors of
Hyperion Collateralized Securities Fund, Inc.
We have audited the accompanying statement of assets and liabilities of Hyperion Collateralized Securities Fund, Inc. (the “Fund”), including the portfolio of investments, as of July 31, 2005, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the period December 17, 2003 (commencement of operations) through July 31, 2004 were audited by other auditors, whose report thereon dated September 15, 2004 expressed an unqualified opinion on those statements.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the 2005 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hyperion Collateralized Securities Fund, Inc. as of July 31, 2005, and the results of its operations, its cash flows, the changes in its nets assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
HOLTZ RUBENSTEIN REMINICK LLP
New York, New York
September 15, 2005

PROXY RESULTS (Unaudited)

During the year ended July 31, 2005, Hyperion Collateralized Securities Fund, Inc. shareholders voted on the following proposals at a shareholders’ meeting on April 19, 2005. The description of each proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

Approval of New Management Agreement	42,753,512	0.00	2,791,797

HYPERION COLLATERALIZED SECURITIES FUND, INC.
BOARD CONSIDERATIONS RELATING TO THE NEW MANAGEMENT AGREEMENT
(Unaudited)

On February 23, 2005, the Board of Directors held a meeting called for the purpose of considering the New Management Agreement and, after careful review, determined that approving the New Management Agreement was in the best interests of the stockholders. At the meeting, senior officers of the Adviser discussed the Transaction and discussed the need to approve the New Management Agreement due to the change of control of the Adviser. The Board of Directors considered a wide range of information, including information of the type they regularly considered when determining to continue the Fund’s Management Agreement. In determining that the New Management Agreement was in the best interests of the stockholders, the Board of Directors considered all factors deemed to be relevant to the Fund, including, but not limited to:

•	the expectation that the operation of the Adviser and the Fund’s day-to-day management, including the Fund’s portfolio manager, will remain unchanged for the foreseeable future;

•	the Adviser and its personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources and investment process will remain unchanged;

•	the Adviser will also have access to the resources and personnel of Brascan;

•	the financial viability of the Adviser will remain unchanged;

•	the terms of the New Management Agreement, including the fee, will not change;

•	the nature, extent and quality of the services that the Adviser has been providing to the Fund will remain unchanged;

•	the investment performance of the Fund and of similar funds managed by other advisers over various periods;

•	the Advisory fee rate payable to the Adviser by the Fund and by other client accounts managed by the Adviser, and payable by similar funds managed by other advisers;

•	the total expense ratio of the Fund and of similar funds managed by other advisers;

•	compensation payable by the Fund to affiliates of the Adviser for other services; and

•	profitability of the Adviser and its affiliates and the extent to which economies of scale would be realized as the Fund grows.

The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports.
The Board compared the Advisory fees and total expense ratio of the Fund with various comparative data that it had been provided with in approving the Fund’s previous Management Agreement. The Board considered the Fund’s recent performance results and noted that the Board reviews on a quarterly basis information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s advisory fee and total expenses were significantly lower than the median of advisory fees and total expenses paid by its peer group of Funds. Although the Board noted that the Fund outperformed one comparable fund and underperformed three other comparable funds for the twelve month period ended December 31, 2004, the Board also considered that the Fund outperformed its benchmark, which is LIBOR (the London Inter-Bank Offering Rate) plus 4%, for the same time period. The Board also took into consideration the financial condition and profitability of the Adviser and Brascan and any indirect benefits derived by the Adviser from the Adviser’s relationship with the Fund.
In considering the approval of the New Management Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the New Management Agreement; performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives; and the proposed Advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser. The Board further determined that the change in control of the Adviser did not present any material change in the type and quality of service it would provide to the Fund which to date the Board considered to be of superior quality. Noting that the realization of economies of scale is usually reflected by including breakpoints in an advisory fee schedule, the Board concluded that because the Fund’s advisory fee and total expenses were significantly lower in the first instance than the median of advisory fees and total expenses paid by its peer group of funds there was no need to include breakpoints in the Fund’s advisory fee schedule in order for the Fund’s shareholders to benefit from economies of scale as the Fund grew.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
BOARD CONSIDERATIONS RELATING TO THE NEW MANAGEMENT AGREEMENT
(Unaudited) (continued)

The directors also considered the provisions of Section 15(f) of the 1940 Act, which provides, in relevant part, that affiliated persons may receive compensation if (1) for a period of three years after the Transaction at least 75 percent of the directors of the Fund are independent of the Adviser and (2) an “unfair burden” is not imposed on the Fund as a result of the Transaction. The Adviser has agreed not to seek any increase in the Advisory fees for a period of at least two years and has agreed to pay all costs associated with the 2005 Special Meeting of Stockholders due to the Transaction. In addition, it is expected that at least 75 percent of the Fund’s Directors will be Disinterested Directors.
After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the New Management Agreement and recommended that the Fund’s stockholders vote to approve the New Management Agreement.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
	Office and Length of	and	Complex Overseen
Name, Address and Age	Time Served	Other Directorships Held by Director	by Director

Harald R. Hansen c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 72	Director, Member of the Audit Committee Elected since December 2003	Chief Executive Officer (1987) and Chairman (1989-1996) of First Union National of Georgia; Executive Vice President in charge of the General Banking Group of First National Bank of Georgia; Director of Atlanta Symphony, Midtown Alliance and U.S. Disabled Athletes Fund; Trustee and Vice Chairman of the Board of Oglethorpe University; President of the Board of Trustees of Asheville School; Trustee of the Tull Foundation; Member of Corporate Boards of Magnet Communication, Inc. and Wachovia Corp.	2

Clifford E. Lai* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	Director and Chairman of the Board Elected since December 2003	President (1998-Present) and Chief Investment Officer (1993-2002) of the Advisor; Co- Chairman (2003-Present) and Board of Managers (1995-Present) Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC); President of several investment companies advised by the Advisor (1995-Present).	5

Robert F. Birch c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 69	Director, Member of the Audit Committee Elected since June 2004	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President, of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	5

Rodman L. Drake c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 62	Director Elected since May 2005	Chairman (Dec 2003-Present) and Director of several investment companies advised by the Advisor (1989-Present); Co-Founder of Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director of Hotelevision, Inc. (1999-2003); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Director of Absolute Quality Inc. (2000-2004); Trustee of Excelsior Funds (32) (1994-Present); President of Continuation Investments Group Inc. (1997-2001).	5

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	President	Elected since November 2003	Please see “Information Concerning Directors and Officers Page 20.”

John Dolan* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	Vice-President	Elected since December 2003	Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor.

Thomas F. Doodian* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 46	Treasurer	Elected since December 2003	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (1998-Present).

Daniel S. Kim* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 37	Chief Compliance Officer (“CCO”) & Secretary	Elected CCO since September 2004; and Secretary since January 2005	Director, General Counsel and CCO (September 2004-Present), and Secretary (January 2005-Present) of the Advisor; General Counsel and CCO (September 2004-Present), and Secretary (January 2005-Present) of Hyperion GMAC Capital Advisors, LLC; CCO (September 2004-Present), and Secretary (January 2005-Present) of several investment companies advised by the Advisor; Vice President, Asst. General Counsel and CCO (May 2001-August 2004) of Oak Hill Capital Management, Inc.; Asst. General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) at Arkin Kaplan LLP; and Law Student (January 2000-January 2001).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Additional Information

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperioncapital.com.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Harald R. Hansen*
Director

Rodman L. Drake*
Director

John H. Dolan
Vice-President

Thomas F. Doodian
Treasurer and Assistant Secretary

Daniel S. Kim
Secretary and CCO

* Audit Committee Members

This Report is for shareholder information. This is not
a prospectus intended for use in the purchase or sale
of Fund Shares.

     Hyperion Collateralized Securities Fund, Inc.

                             One Liberty Plaza
                       165 Broadway, 36th Floor
                       New York, NY 10006-1404

Item 2. Code of Ethics.
     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Daniel Kim at 1-800-HYPERION or by writing to Mr. Kim at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that none of the members of the Registrant’s Audit Committee is an “audit committee financial expert” as that term is defined in the instructions to this Item. The Registrant’s Board of Directors has also determined that there is no need to appoint a Director to the Audit Committee who qualifies as an “audit committee financial expert” at this time because the Board of Directors believes that each member of the Audit Committee is “financially literate” as that term is used in the rules of the New York Stock Exchange and that each has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the Audit Committee members are qualified to evaluate the Registrant’s financial statements, supervise the Registrant’s preparation of its financial statements, and oversee the work of the Registrant’s independent auditors.
Item 4. Principal Accountant Fees and Services.
     Audit Fees
     For the fiscal year ended July 31, 2005, Holtz Rubenstein Reminick LLP (“HRR”) billed the Registrant aggregate fees of $37,500 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     For the fiscal year ended July 31, 2004, Schwartz & Hofflich, LLP (“S&H”) billed the Registrant aggregate fees of $37,200 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     Tax Fees
     In the fiscal year ended July 31, 2005, S&H billed the Registrant aggregate fees of $4,225 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     In the fiscal year ended July 31, 2004, S&H billed the Registrant aggregate fees of $4,175 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services

2

comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     Non-Audit Fees
     In the fiscal years ended July 31, 2005 and July 31, 2004, S&H billed the Adviser aggregate fees of $370.00 and $740.00, respectively.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     Please see Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
POLICIES AND PROCEDURES FOR VOTING PROXIES
Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Fund. These policies and procedures are to be implemented by the investment adviser or sub-adviser, if any, (the “Adviser”) to the Fund.
Definition of Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter
Policy for Voting Proxies.
Fiduciary Considerations. Proxies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.
Management Recommendations. Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight.
The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.
     4. Conflicts of Interest. The Fund recognizes that under certain circumstances its Adviser may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and

3

employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager (see below). The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Board of Directors. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and the Adviser shall follow the instructions of the Board of Directors. The proxy manager shall keep a record of all materiality decisions and report them to the Board of Directors on a quarterly basis.
     5. Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.
Non-routine Proposals.
Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast.
Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager.
Proxy Manager Approval. Votes on non-routine matters (including the matters in paragraph 6 and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the proxy manager. The chief investment officer or his delegatee shall be the proxy manager.
Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.
Report to the Board. On a quarterly basis, the proxy manager or his designee will report in writing to the Board of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.

4

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
   (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
   (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

5

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date: October 6, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date: October 6, 2005

By:	/s/ Thomas F. Doodian

Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: October 6, 2005

6